Related Party Transactions and Balances (Details) - Related Party [Member]	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 634,500	$ 81,684	$ 620,000
Cloud services and data centre managed services [Member]
Related Party Transactions and Balances [Line Items]
Revenues			$ 1,800,000